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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                811-2320

Evergreen Vestaur Securities Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Vestaur Securities Fund, for the quarter ended February 28, 2005. These 1 series have an February 28, 2005 fiscal year end.

Date of reporting period:	February 28, 2005

Item 1 — Schedule of Investments

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FIXED-RATE 2.3%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	$42,510	$44,566
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	636,589	683,832
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	705,967	747,139
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	230,164	243,561
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	463,784	491,969

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,235,521)		2,211,067

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.3%
FIXED-RATE 2.3%
FHLMC:
6.50%, 09/25/2043	278,446	289,671
7.50%, 08/25/2042	273,009	287,764
9.00%, 12/01/2016	329,281	361,543
9.50%, 12/01/2022	43,690	48,758
FNMA:
9.00%, 02/01/2025 - 09/01/2030	311,443	347,757
10.00%, 09/01/2010 - 04/01/2021	236,541	265,355
GNMA:
8.00%, 03/15/2022 - 08/15/2024	122,900	133,390
8.25%, 05/15/2020	116,203	126,663
8.50%, 09/15/2024 - 01/15/2027	101,071	111,320
9.00%, 12/15/2019 - 03/15/2021	68,518	76,270
9.50%, 09/15/2019	79,827	89,991
10.00%, 01/15/2019 - 03/15/2020	65,016	73,895

Total Agency Mortgage-Backed Pass Through Securities (cost $2,123,170)		2,212,377

ASSET-BACKED SECURITIES 1.8%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	823,780	809,026
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.30%, 09/01/2010	756,855	661,285
Ser. 2001-1, Class 1C, 7.63%, 04/01/2010	327,862	276,395

Total Asset-Backed Securities (cost $1,834,586)		1,746,706

CORPORATE BONDS 78.9%
CONSUMER DISCRETIONARY 17.3%
Auto Components 0.9%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	500,000	473,827
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	250,000	251,250
HLI Operating, Inc., 10.50%, 06/15/2010	176,000	182,160

		907,237

Automobiles 1.6%
DaimlerChrysler AG, 7.45%, 03/01/2027	939,000	1,068,424
General Motors Corp., 8.375%, 07/15/2033	500,000	492,466

		1,560,890

Hotels, Restaurants & Leisure 3.1%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	274,687
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	573,278
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	250,000	253,750
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	260,000	290,875
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	85,000	84,575
McDonald's Corp., 7.31%, 09/15/2027	1,000,000	1,065,806
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	266,250
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	250,000	250,625

		3,059,846

[1]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 2.6%
Centex Corp., 7.875%, 02/01/2011	$500,000	$576,410
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	250,000	285,625
Meritage Homes Corp.:
6.25%, 03/15/2015 144A #	75,000	75,656
9.75%, 06/01/2011 144A	250,000	280,633
Pulte Homes, Inc., 7.875%, 08/01/2011	500,000	574,037
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	282,500
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	446,000

		2,520,861

Internet & Catalog Retail 0.6%
InterActiveCorp., 7.00%, 01/15/2013	500,000	547,553

Media 7.1%
CSC Holdings, Inc., 7.625%, 04/01/2011	250,000	279,375
Dex Media West LLC, 5.875%, 11/15/2011 144A	250,000	250,000
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,184,139
Mediacom LLC, 9.50%, 01/15/2013	400,000	419,000
MediaNews Group, Inc., 6.375%, 04/01/2014	250,000	246,875
News America Holdings, Inc., 9.50%, 07/15/2024	500,000	703,422
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	400,000	471,000
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,418,000

		6,971,811

Specialty Retail 1.3%
CSK Auto, Inc., 7.00%, 01/15/2014	250,000	245,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	250,000	266,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	215,000	220,913
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	250,000	290,625
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	250,000	270,625

		1,293,413

Textiles, Apparel & Luxury Goods 0.1%
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	83,063

CONSUMER STAPLES 3.3%
Beverages 1.2%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	602,083
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	555,000

		1,157,083

Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	50,000	53,750
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	250,000	272,500
Safeway, Inc., 7.25%, 02/01/2031	500,000	578,329
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	374,576

		1,279,155

Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	150,000	161,625
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	250,000	253,750

		415,375

Household Products 0.3%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	250,000	255,625

Personal Products 0.1%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	100,000	107,750

[2]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 8.7%
Energy Equipment & Services 1.0%
Dresser, Inc., 9.375%, 04/15/2011	$400,000	$434,000
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	250,000	252,500
Parker Drilling Co., Ser. B, 9.625%, 10/01/2013	15,000	17,212
SESI LLC, 8.875%, 05/15/2011	250,000	272,500

		976,212

Oil & Gas 7.7%
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	770,140
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	51,750
Magellan Midstream Partners LP, 6.45%, 06/01/2014	500,000	537,295
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,957,957
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	400,000	445,000
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,791,555
Plains Exploration & Production Co., 8.75%, 07/01/2012	250,000	280,000
Sunoco, Inc., 9.00%, 11/01/2024	500,000	658,787

		7,492,484

FINANCIALS 25.5%
Capital Markets 0.6%
Lehman Brothers, Inc., 11.625%, 05/15/2005	583,000	592,504

Commercial Banks 1.7%
FBOP Corp., 10.00%, 01/15/2009 144A	500,000	547,500
First Massachusetts Bank, 7.625%, 06/15/2011	1,000,000	1,149,187

		1,696,687

Consumer Finance 1.6%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	535,636
GMAC, 6.875%, 09/15/2011	500,000	496,430
Sprint Capital Corp., 6.875%, 11/15/2028	500,000	553,405

		1,585,471

Diversified Financial Services 2.5%
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	191,918
GE Capital Corp., 6.75%, 03/15/2032	500,000	590,977
Household Finance Corp., 7.875%, 03/01/2007	500,000	536,732
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	500,000	579,526
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	574,487

		2,473,640

Insurance 1.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	400,000	456,000
Fund American Companies, Inc., 5.875%, 05/15/2013	250,000	254,228
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	560,245

		1,270,473

Real Estate 3.1%
CarrAmerica Realty Corp., REIT, 7.125%, 01/15/2012	500,000	553,903
Colonial Realty, Ltd., REIT, 6.25%, 06/15/2014	500,000	529,379
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	1,000,000	1,050,986
HRPT Properties Trust, REIT, 6.40%, 02/15/2015	500,000	538,400
La Quinta Properties, Inc., REIT, 7.00%, 08/15/2012	75,000	79,313
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	20,000	20,600
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	250,000	266,250

		3,038,831

[3]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Trust Preferred 14.7%
BankAmerica Capital II, 8.00%, 12/15/2026	$1,000,000	$1,091,570
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	291,637
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,087,351
Citicorp Lease Trust, Ser.1999-1, Class A2, 8.04%, 12/15/2019 144A	500,000	599,976
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	563,779
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	549,719
First Empire Capital Trust I, 8.23%, 02/01/2027	700,000	772,346
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	505,847
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	559,126
Goldman Sachs Capital I, 6.35%, 02/15/2034	600,000	638,126
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	1,000,000	1,071,708
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	969,286
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,510,027
MBNA Capital, Ser. A, 8.28%, 12/01/2026	1,750,000	1,898,155
North Front Passthru Trust, 5.81%, 12/15/2024 144A	500,000	507,377
Pemex Master Trust, 9.25%, 03/30/2018 144A	600,000	762,600
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	936,414

		14,315,044

HEALTH CARE 1.8%
Health Care Providers & Services 1.8%
CIGNA Corp., 8.30%, 01/15/2033	500,000	635,376
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	50,000	51,875
Extendicare Health Services, Inc., 9.50%, 07/01/2010	250,000	276,875
HCA, Inc., 6.375%, 01/15/2015	250,000	254,990
Service Corp. International, 7.70%, 04/15/2009	250,000	270,000
Triad Hospitals, Inc., 7.00%, 11/15/2013	250,000	259,063

		1,748,179

INDUSTRIALS 6.3%
Aerospace & Defense 0.6%
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	579,026

Air Freight & Logistics 2.4%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,314,645

Commercial Services & Supplies 1.3%
Allied Waste North America, Inc., 6.50%, 11/15/2010	250,000	248,125
Geo Group, Inc., 8.25%, 07/15/2013	250,000	264,375
Hines Nurseries, Inc., 10.25%, 10/01/2011	175,000	192,062
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	285,625
NationsRent Co., Inc., 9.50%, 10/15/2010	250,000	280,000

		1,270,187

Machinery 1.4%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	250,000	276,250
Cummins, Inc., 9.50%, 12/01/2010	5,000	5,631
Navistar International Corp.:
6.25%, 03/01/2012 144A #	165,000	167,475
7.50%, 06/15/2011	110,000	117,700
Terex Corp., 7.375%, 01/15/2014	240,000	253,800
Toro Co., 7.80%, 06/15/2027	500,000	603,791

		1,424,647

Road & Rail 0.6%
Union Pacific Corp., 6.625%, 02/01/2029	500,000	562,259

[4]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.3%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	$250,000	$277,500

IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	250,000	250,000

MATERIALS 6.7%
Chemicals 2.0%
Equistar Chemicals LP, 10.625%, 05/01/2011	400,000	464,000
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	250,000	295,625
11.625%, 10/15/2010	117,000	141,862
Lyondell Chemical Co.:
9.50%, 12/15/2008	395,000	428,575
10.50%, 06/01/2013	250,000	296,875
Millenium America, Inc., 9.25%, 06/15/2008	250,000	279,375

		1,906,312

Containers & Packaging 1.4%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	250,000	257,500
Rock-Tenn Co., 8.20%, 08/15/2011	500,000	580,050
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	553,009

		1,390,559

Metals & Mining 1.2%
Century Aluminum Co., 7.50%, 08/15/2014 144A	250,000	270,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	100,000	106,500
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	456,000
U.S. Steel Corp., 10.75%, 08/01/2008	260,000	310,050

		1,142,550

Paper & Forest Products 2.1%
Abitibi-Consolidated, Inc., 8.55%, 08/01/2010	1,000,000	1,067,500
Boise Cascade LLC, 7.125%, 10/15/2014 144A	30,000	31,875
Buckeye Technologies, Inc., 8.50%, 10/01/2013	250,000	274,375
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	681,828

		2,055,578

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 3.1%
Citizens Communications Co., 6.25%, 01/15/2013	250,000	249,375
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,086,387
Insight Midwest LP, 10.50%, 11/01/2010	400,000	437,000
New England Telephone & Telegraph Co., 6.875%, 10/01/2023	400,000	405,602
Qwest Corp., 7.875%, 09/01/2011 144A	225,000	246,938
Telus Corp., 8.00%, 06/01/2011	500,000	584,717

		3,010,019

Wireless Telecommunication Services 1.6%
Cingular Wireless, 8.125%, 05/01/2012	800,000	954,485
Intelsat, Ltd., 6.50%, 11/01/2013	750,000	639,375
Rural Cellular Co., 8.25%, 03/15/2012	20,000	21,400

		1,615,260

UTILITIES 4.1%
Electric Utilities 3.8%
Black Hills Corp., 6.50%, 05/15/2013	500,000	511,498
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,601,137
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	556,873

		3,669,508

[5]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.3%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	$78,000	$86,580
Reliant Resources, Inc., 6.75%, 12/15/2014	250,000	249,375

		335,955

Total Corporate Bonds (cost $71,355,826)		77,153,192

MUNICIPAL OBLIGATIONS 0.5%
HOUSING 0.5%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,660)	500,000	536,575

YANKEE OBLIGATIONS-CORPORATE 7.9%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.3%
Intrawest Corp., 7.50%, 10/15/2013	250,000	266,562

Media 0.1%
Rogers Cable, Inc., 6.75%, 03/15/2015	125,000	130,937

CONSUMER STAPLES 1.0%
Beverages 1.0%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	750,000	948,750

Food & Staples Retailing 0.2%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	175,000	180,250

FINANCIALS 1.4%
Commercial Banks 0.9%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	828,750

Insurance 0.5%
Montpelier Re Holdings, Ltd., 6.125%, 08/15/2013	500,000	516,273

INDUSTRIALS 1.2%
Industrial Conglomerates 1.2%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	545,785
7.00%, 06/15/2028	500,000	584,958

		1,130,743

INFORMATION TECHNOLOGY 0.1%
Electronic Equipment & Instruments 0.1%
Celestica, Inc., 7.875%, 07/01/2011	115,000	121,613

MATERIALS 0.2%
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	215,000	223,600

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	25,000	26,500

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.3%
British Telecommunications plc, 8.375%, 12/15/2010	750,000	885,582
France Telecom SA, 9.25%, 03/01/2031	1,000,000	1,366,719

		2,252,301

Wireless Telecommunication Services 1.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	310,000
Vodafone Group plc, 7.75%, 02/15/2010	700,000	801,594

		1,111,594

Total Yankee Obligations-Corporate (cost $6,837,567)		7,737,873

[6]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

PREFERRED STOCKS 1.2%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
Lehman Brothers, Inc.	20,000	$508,750

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Centaur Funding Corp. 144A	500	660,312

Total Preferred Stocks (cost $1,125,025)		1,169,062

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.8%
REPURCHASE AGREEMENT 2.8%
State Street Corp., 2.53%, dated 2/28/2005, due 3/1/2005;
maturity value $2,724,912 † ## (cost $2,724,721)	$2,724,721	2,724,721

Total Investments (cost $88,775,076) 97.7%		95,491,573
Other Assets and Liabilities 2.3%		2,289,625

Net Assets 100.0%		$97,781,198

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery securities
†	The repurchase agreement is fully collateralized by $1,690,000 FNMA, 6.00%, 05/15/2008, value including accrued interest is $1,821,203. $965,000 FHLB, 3.625%, 01/15/2008, value including accrued interest is $963,170.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
RB	Revenue Bond
REIT	Real Estate Investment Trust

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $89,411,218. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,831,993 and $751,638, respectively, with a net unrealized appreciation of $6,080,355.

[7]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Vestaur Securities, Inc. By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: April 26, 2005